Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Earnings Per Share, Basic	$ (3.06)	$ (6.23)	$ (14.96)	$ (27.39)
Earnings Per Share, Diluted	$ (3.06)	$ (6.23)	$ (14.96)	$ (27.39)
Weighted Average Number of Shares Outstanding, Basic	717,143	370,610	604,789	260,278
Weighted Average Number of Shares Outstanding, Diluted	717,143	370,610	604,789	260,278